Schedule of Changes in Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance	$ 141,695	$ 8,609
Additions, cost		236,201
Interest expense	18,179	53,831
Lease payments	(22,921)	(85,271)
Currency translation adjustment	(2,538)	(2,458)
Modification of lease	(89,042)
Termination of lease		(69,217)
Ending balance	$ 45,373	$ 141,695